Average Annual Total Returns	12 Months Ended	16 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	3.93%
Bloomberg 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.29%	4.49%
Twin Oak Short Horizon Absolute Return ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	4.27%
Performance Inception Date		Aug. 19, 2024
Twin Oak Short Horizon Absolute Return ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	4.27%
Twin Oak Short Horizon Absolute Return ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.50%	3.26%